Subsequent Events	12 Months Ended
Oct. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
NOTE 33: SUBSEQUENT EVENTS
FEDERAL DEPOSIT INSURANCE CORPORATION SPECIAL ASSESSMENT
On November 1
6
, 2023, the Federal Deposit Insurance Corporation announced a final rule that implements a special assessment to recover the losses to the Deposit Insurance Fund arising from the protection of uninsured depositors during the U.S. bank failures in Spring 2023 (the “Special Assessment”). The Special Assessment is expected to result in the recognition of a provision of approximately US$300 million pre-tax in the first quarter of the Bank’s fiscal 2024.